Condensed Consolidated Statement of Stockholders' Equity (Unaudited) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Statement of Stockholders' Equity [Abstract]
Common stock offering cost	$ 1,179	$ 10
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001